Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 288,418	$ 443,566	$ 443,566
Ending balance	226,149		288,418	$ 443,566
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	801,221	720,959	720,959	503,235
Additions	2,992	27,210	80,262	291,432
Disposals	(12,833)			(73,708)
Ending balance	791,380	748,169	801,221	720,959
Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	512,803	277,393	277,393	118,846
Depreciation expenses	59,862	56,936	235,410	200,918
Disposals	(7,434)			(42,371)
Ending balance	565,231	334,329	512,803	277,393
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	98,820	95,866	95,866
Ending balance	79,910		98,820	95,866
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	276,935	211,302	211,302	148,703
Additions	2,992	13,092	65,633	62,599
Disposals	(12,833)
Ending balance	267,094	224,394	276,935	211,302
Office Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	178,115	115,436	115,436	63,515
Depreciation expenses	16,503	14,290	62,679	51,921
Disposals	(7,434)
Ending balance	187,184	129,726	178,115	115,436
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,052	20,809	20,809
Ending balance	8,368		11,052	20,809
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36,180	35,153	35,153	26,053
Additions		516	1,027	9,100
Ending balance	36,180	35,669	36,180	35,153
Other Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	25,128	14,344	14,344	4,949
Depreciation expenses	2,684	2,726	10,784	9,395
Ending balance	27,812	17,070	25,128	14,344
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	178,546	326,891	326,891
Ending balance	137,871		178,546	326,891
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	488,106	474,504	474,504	328,479
Additions		13,602	13,602	219,733
Disposals				(73,708)
Ending balance	488,106	488,106	488,106	474,504
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	309,560	147,613	147,613	50,382
Depreciation expenses	40,675	39,920	161,947	139,602
Disposals				(42,371)
Ending balance	$ 350,235	$ 187,533	$ 309,560	$ 147,613